Investments (Details Textuals 7)	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Time period reporting categories for continuous gross unrealized loss and other than temporary loss for fixed maturity and equity securities available-for-sale securities by sector investment disclosure, less than stated months	12 months	12 months
Time period reporting categories for continuous gross unrealized loss and other than temporary loss for fixed maturity and equity securities available-for-sale securities by sector investment disclosure, equal to or greater than stated months	12 months	12 months